Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities [Line Items]
Assets	$ 61,630	$ 5,361
Liabilities	86,306	2,266
Net Assets/ (Liabilities)	(22,676)	3,095
Variable interest [Member]
Variable Interest Entity (Details) - Schedule of aggregate carrying value of VIEs’ assets and liabilities [Line Items]
Assets	472,695	4,195
Liabilities
Net Assets/ (Liabilities)	472,695	4,195
Maximum Exposure to Losses	$ 472,695	$ 4,195